Earnings (losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings (losses) Per Share
Basic and Diluted Earning Per Share

	2011		2012		2013
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	~~W~~	14,928	~~W~~	(12,224)	~~W~~	(18,588)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (losses) per share Basic and diluted (A/B)	~~W~~	2,148	~~W~~	(1,759)	~~W~~	(2,675)